Common Share capital	12 Months Ended
Dec. 31, 2019
Common Share capital
Common Share capital

28   Common Share capital

(a)    General

Our authorized share capital is as follows:

As at December 31	2019 [1]		2018 [1]
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	2	billion	2	billion

(1)	See (b).

Only holders of Common Shares may vote at our general meetings, with each holder of Common Shares entitled to one vote per Common Share held at all such meetings so long as not less than 66‑2/3% of the issued and outstanding Common Shares are owned by Canadians. With respect to priority in the payment of dividends and in the distribution of assets in the event of our liquidation, dissolution or winding-up, whether voluntary or involuntary, or any other distribution of our assets among our shareholders for the purpose of winding up our affairs, preferences are as follows: First Preferred Shares; Second Preferred Shares; and finally Common Shares.

As at December 31, 2019, approximately 22 million Common Shares (see (b)) were reserved for issuance from Treasury under a dividend reinvestment and share purchase plan (see Note 13(b)), approximately 12 million Common Shares (see (b)) were reserved for issuance from Treasury under a restricted share unit plan (see Note 14(b)) and approximately 47 million Common Shares (see (b)) were reserved for issuance from Treasury under a share option plan (see Note 14(d)).

(b)   Share split

Subsequent to December 31, 2019, we announced a subdivision of our Common Shares on a two-for-one basis to be effected March 17, 2020. In all instances, unless otherwise indicated, the number of shares authorized, the number of shares outstanding, the number of shares reserved, per share amounts and share-based compensation information in the consolidated financial statements have not been retrospectively restated to reflect the impact of the subdivision; such restatement would take place subsequent to the subdivision.

(c)   Purchase of Common Shares for cancellation pursuant to normal course issuer bid

As referred to in Note 3, we may purchase a portion of our Common Shares for cancellation pursuant to normal course issuer bids in order to maintain or adjust our capital structure. In July 2018, we received approval to amend an approved normal course issuer bid, which was effective from November 13, 2017, to November 12, 2018, to allow a wholly owned subsidiary to purchase our Common Shares, up to a maximum amount of $105 million, for donation to a charitable foundation we have established, as set out in Note 16(c). Common Share transactions by our wholly owned subsidiary are presented in the Consolidated statement of changes in owners' equity as treasury share transactions.

In December 2018, we received approval for a normal course issuer bid to purchase and cancel up to 8 million of our Common Shares (see (b)) (up to a maximum amount of $250 million) from January 2, 2019, to January 1, 2020. In December 2019, we received approval for a normal course issuer bid to purchase and cancel up to 8 million of our Common Shares (see (b)) (up to a maximum amount of $250 million) from January 2, 2020, to January 1, 2021.